Segment Reporting - Schedule of Current Reportable Segments by Segment Profit (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Segment Reporting Information [Line Items]
Segment Profit		$ 343		$ 659
Share-based compensation		67		181
Transaction and integration expenses	[1]	13		19
Non-recurring professional expenses	[2]	19
Restructuring		5		63
Other	[3]	(10)		15
Depreciation		31		79
Intangible amortization expense		153		316
Operating (Loss) Income		65		(14)
(Gain) Loss from change in fair value of financial instruments		65		(38)
(Gain) Loss from change in fair value of tax receivable agreement		(37)		(41)
Interest expense		57		122
Other (income) expense, net		3		(16)
Loss Before Income Tax Expense (Benefit)		(23)		(41)
Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit			$ 278		$ 564
Share-based compensation			5		5
Non-recurring professional expenses	[2]		18
Transformation initiatives	[4]				8
Restructuring			9		77
Other	[3]		(5)		36
Depreciation			49		91
Intangible amortization expense			100		200
Operating (Loss) Income			102		147
Interest expense			123		234
Other (income) expense, net			9		7
Loss Before Income Tax Expense (Benefit)			(30)		(94)
Employer Solutions
Segment Reporting Information [Line Items]
Segment Profit		344		659
Employer Solutions | Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit			274		533
Professional Services
Segment Reporting Information [Line Items]
Segment Profit		1		1
Professional Services | Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit			7		$ 31
Hosted Business
Segment Reporting Information [Line Items]
Segment Profit		$ (2)		$ (1)
Hosted Business | Alight Holdings
Segment Reporting Information [Line Items]
Segment Profit			$ (3)

[1]	Transaction and integration expenses related to acquisitions in 2022 and 2021.
[2]	Non-recurring professional expenses includes external advisor and legal costs related to the Company’s Business Combination.
[3]	Other primarily includes activity related to long-term incentives and expenses related to acquisitions, offset by Other (income) expense, net which was primarily comprised of contingent consideration earnout activities.
[4]	Transformation initiatives in fiscal year 2020 includes expenses related to enhancing our data center.